Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Long-term loans from banks and others (excluding interest)	$ 1,171,803	$ 871,834
Carrying Value [Member]
Liabilities
Non-convertible debentures	586,600	304,701
Long-term loans from banks and others (excluding interest)	488,455	615,403
Loans from non-controlling interests	138,050
At fair value [member]
Liabilities
Non-convertible debentures	642,077	328,426
Long-term loans from banks and others (excluding interest)	545,806	$ 733,961
Loans from non-controlling interests	$ 141,596